Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	$ 29,301	$ 33,138
Gross unrealized holding gains		27
Gross unrealized holding (losses)		(104)	(345)
Aggregate fair value	[2]	29,224	32,793
Accrued interest on securities		155	256
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	15,591	8,720
Gross unrealized holding gains		9
Gross unrealized holding (losses)		(52)	(90)
Aggregate fair value	[2]	15,548	8,630
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	13,710	24,418
Gross unrealized holding gains		18
Gross unrealized holding (losses)		(52)	(255)
Aggregate fair value	[2]	$ 13,676	$ 24,163

[1]	Including accrued interest in the amount of US$ 256 thousands and US$ 155 thousands as of December 31, 2015 and June 30, 2016 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).